Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	MeaTech 3D Ltd.
Entity Central Index Key	0001828098
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-40173
Document Period End Date	Dec. 31, 2021
Entity Address, Address Line One	5 David Fikes St.
Entity Address, Address Line Two	P.O. Box 4061
Entity Address, City or Town	Rehovot
Entity Incorporation, State or Country Code	L3
Entity Address, Country	IL
Entity Address, Postal Zip Code	7638205
Title of 12(b) Security	American Depositary Shares
Trading Symbol	MITC
Security Exchange Name	NASDAQ
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	125,770,107
Document Accounting Standard	International Financial Reporting Standards
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Auditor Name	Somekh Chaikin
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1057
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5 David Fikes St.
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7638205
City Area Code	972
Local Phone Number	73-332-2853
Contact Personnel Name	Arik Kaufman
Contact Personnel Email Address	info@meatech3d.com